Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	March 31, 2024
	Level 1	Level 2	Level 3
Assets
Restricted short-term investments	$—	$4,250	$—

Total assets	$—	$4,250	$—

Liabilities
Public Warrants	$—	$—	$19
Private Placement Warrants	—	—	10
Term Loan Warrants	—	—	493
Common Stock Warrants	—	—	3,327

Total liabilities	$—	$—	$3,849

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Restricted short-term investments	$—	$4,250	$—

Total assets	$—	$4,250	$—

Liabilities
Public Warrants	$—	$—	$17
Private Placement Warrants	—	—	9
Term Loan Warrants	—	—	392
Common Stock Warrants	—	—	2,707

Total liabilities	$—	$—	$3,125

Fair values of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate the recorded value due to the short period of time to maturity. Restricted short-term investments of $4.3 million at March 31, 2024 consist of a one-year
certificate of deposit (“CD”) that matures on July 26, 2024 with an interest rate of 4.8%. The Company’s Private Placement Warrants (as defined below), Term Loan Warrants (as defined below) and Common Stock Warrants (as defined below), and the Company’s Public Warrants (as defined below) after they ceased trading on an active market, are classified within Level 3 of the fair value hierarchy because their fair values are based on significant inputs that are unobservable in the market.
Private Placement Warrants
The Company determined the fair value of outstanding warrants for the purchase of 106,667 shares of the Company’s Class A common stock at an exercise price of $575.00 per share (the “Private Placement Warrants”) using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived from the Company’s historical volatility. The expected life was based on the remaining contractual term of the Private Placement Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Private Placement Warrants expected life. The significant unobservable input used in the fair value measurement of the Private Placement Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.
The following table presents significant assumptions utilized in the valuation of the Private Placement Warrants on March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.5%	4.1%
Dividend yield rate	—	—
Volatility	100.0%	97.6%
Contractual term (in years)	2.23	2.48
Exercise price	$575.00	$575.00
The following table presents changes in the fair value of the Private Placement Warrants for the three months ended March 31, 2024 and 2023 (in thousands):

	Three months ended March 31,
	2024	2023
Balance, beginning of period	$9	$107
Change in fair value	1	(54)

Balance, end of period	$10	$53

For the three months ended March 31, 2024 and 2023, the change in the fair value of Private Placement Warrants resulted from the change in price of the Company’s Class A common stock, remaining contractual term and risk-free rate. The changes in fair value are included in the unaudited condensed consolidated statements of operations as a component of change in fair value of warrant liabilities and in the unaudited condensed consolidated balance sheets as other liabilities.

Public Warrants
The Company determined the fair value of the outstanding warrants for the purchase of 200,000 shares of the Company’s Class A common stock at an exercise price of $575.00 per share (the “Public Warrants”), which traded in active markets until November 24, 2023, based on quoted market prices during the period it was traded in active markets. The Company determined the fair value of the Public Warrants after November 24, 2023 using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived primarily from the Company’s historical volatility. The expected life was based on the remaining contractual term of the Public Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Public Warrants expected life. The significant unobservable input used in the fair value measurement of the Public Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively. The following table presents significant assumptions utilized in the valuation of the Public Warrants on March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.5%	4.1%
Dividend yield rate	—	—
Volatility	100.0%	97.6%
Contractual term (in years)	2.23	2.48
Exercise price	$575.00	$575.00
The following table presents changes in the fair value of the Public Warrants for the three months ended March 31, 2024 and 2023 (in thousands):

	Three months ended March 31,
	2024	2023
Balance, beginning of period	$17	$415
Change in fair value	2	185

Balance, end of period	$19	$600

For the three months ended March 31, 2024 and 2023, the change in the fair value of the Public Warrants resulted from the change in the price of the Public Warrants as traded on an active market and after November 24, 2023 the change in the fair value of the Public Warrants resulted from the change in price of the Company’s Class A common stock, remaining contractual term, and risk-free rate. The changes in fair value are included in the unaudited condensed consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.
Term Loan Warrants
The Company determined the fair value of the Term Loan Warrants (as defined below) using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived primarily from the average of the actual market activity of the Company’s peer group and the Company’s historical volatility. The expected life was based on the remaining contractual term of the Term Loan Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Term Loan Warrants expected life. The significant unobservable input used in the fair value measurement of the Term Loan Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively. See Note 9,
Debt
, and Note 15
, Subsequent Events
, for additional information regarding the Term Loan Warrants.

The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.2%	3.8%
Dividend yield rate	—	—
Volatility	77.4%	74.5%
Contractual term (in years)	5.35	5.60
Exercise price	$20.50	$20.50
The following table presents changes in the fair value of the Term Loan Warrants for the three months ended March 31, 2024 and 2023 (in thousands):

	Three months ended March 31,
	2024	2023
Balance, beginning of period	$392	$1,226
Change in fair value	101	(188)

Balance, end of period	$493	$1,038

For the three months ended March 31, 2024 and 2023, the change in the balance of the Term Loan Warrants was due to the change in the fair value of the Term Loan Warrants resulting from the change in price of the Company’s Class A common stock, the remaining contractual term and the risk-free rate. The changes in fair value are included in the unaudited condensed consolidated statements of operations as a component of change in fair value of warrant liabilities and in the unaudited condensed consolidated balance sheets as other liabilities.
Common Stock Warrants
The Company determined the fair value of the Common Stock Warrants (as defined below), which were issued on December 13, 2023, using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived from the average of the actual market activity of the Company’s peer group and the Company’s historical volatility. The expected life was based on the remaining contractual term of the Common Stock Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Common Stock Warrants expected life. The significant unobservable input used in the fair value measurement of the Common Stock Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.
The following table presents significant assumptions utilized in the valuation of the Common Stock Warrants on March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Risk-free rate	4.2%	3.8%
Dividend yield rate	—	—
Volatility	78.1%	75.2%
Contractual term (in years)	5.20	5.44
Exercise price	$11.24	$11.24

The following table presents changes in the fair value of the Common Stock Warrants for the three months ended March 31, 2024 (in thousands):

Three months ended March 31,
2024
Balance, beginning of year	$2,707
Change in fair value	620

Balance, end of year	$3,327

For the three months ended March 31, 2024, the change in the fair value of the Common Stock Warrants resulted from the change in price of the Company’s Class A common stock, remaining contractual term, and risk-free rate. The changes in fair value are included in the unaudited condensed consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.

Note 3. Fair Value Measurements
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$—	$—
Restricted short-term investments	—	4,250	—

Total assets	$—	$4,250	$—

Liabilities
Public Warrants	$—	$—	$17
Private Placement Warrants	—	—	9
Term Loan Warrants	—	—	392
Common Stock Warrants	—	—	2,707

Total liabilities	$—	$—	$3,125

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$462	$—

Total assets	$—	$462	$—

Liabilities
Public Warrants	$415	$—	$—
Private Placement Warrants	—	—	107
Term Loan Warrants	—	—	1,226

Total liabilities	$415	$—	$1,333

Fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their recorded values due to the short period of time to maturity. Restricted short-term investments of $4.3 million at December 31, 2023 consist of a one-year
certificate of deposit (“CD”) that matures on July 26, 2024 with an interest rate of 4.8%, which is restricted due to a contractual agreement. The fair value of the Public Warrants, which traded in active markets until November 24, 2023, was based on quoted market prices during the period it was traded in active markets. The fair value of derivative instruments is based on Level 2 inputs such as observable forward rates, spot rates, and foreign currency exchange rates. The Company’s Private Placement Warrants, Term Loan Warrants and Common Stock Warrants, and the Company’s Public Warrants after they ceased trading on an active market, are classified within Level 3 of the fair value hierarchy because their fair values are based on significant inputs that are unobservable in the market.
Private Placement Warrants
The Company determined the fair value of the Private Placement Warrants using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived from the Company’s historical volatility. The expected life was based on the remaining contractual term of the Private Placement Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Private Placement Warrants expected life. The significant unobservable input used in the fair value measurement of the Private Placement Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.
The following table presents significant assumptions utilized in the valuation of the Private Placement Warrants on December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Risk-free rate	4.1%	4.2%
Dividend yield rate	—	—
Volatility	97.6%	75.0%
Contractual term (in years)	2.48	3.49
Exercise price	$575.00	$575.00

The following table presents changes in the fair value of the Private Placement Warrants for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022

Balance, beginning of period	$107	$2,133
Change in fair value	(98)	(2,026)

Balance, end of period	$9	$107

For the years ended December 31, 2023 and 2022, the change in the fair value of the Private Placement Warrants resulted from the change in price of the Company’s Class A common stock, remaining contractual term, and risk-free rate. The changes in fair value are included in the consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.
Public Warrants
The Company determined the fair value of the Public Warrants, which traded in active markets until November 24, 2023, based on quoted market prices during the period it was traded in active markets. The Company determined the fair value of the Public Warrants after November 24, 2023 using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived primarily from the Company’s historical volatility. The expected life was based on the remaining contractual term of the Public Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Public Warrants expected life. The significant unobservable input used in the fair value measurement of the Public Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.
The following table presents significant assumptions utilized in the valuation of the Public Warrants on December 31, 2023:

As of December 31,
2023
Risk-free rate	4.1%
Dividend yield rate	—
Volatility	97.6%
Contractual term (in years)	2.48
Exercise price	$575.00
The following table presents changes in the fair value of the Public Warrants for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Balance, beginning of period	$415	$2,701

Change in fair value	(398)	(2,286)

Balance, end of period	$17	$415

For the years ended December 31, 2023 and 2022, the change in the fair value of the Public Warrants resulted from the change in price of the Public Warrants as traded on an active market and after November 24, 2023 the change in the fair value of the Public Warrants resulted from the change in price of the Company’s Class A common stock, remaining contractual term, and risk-free rate. The changes in fair value are included in the consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.
Common Stock Warrants
The Company determined the fair value of the Common Stock Warrants, which were issued on December 13, 2023, using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived from the average of the actual market activity of the Company’s peer group and the Company’s historical volatility. The expected life was based on the remaining contractual term of the Common Stock Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Common Stock Warrants expected life. The significant unobservable input used in the fair value measurement of the Common Stock Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively.
The following table presents significant assumptions utilized in the valuation of the Common Stock Warrants on December 31, 2023:

As of December 31,
2023
Risk-free rate	3.8%
Dividend yield rate	—
Volatility	75.2%
Contractual term (in years)	5.44
Exercise price	$11.24
The following table presents changes in the fair value of the Common Stock Warrants for the year ended December 31, 2023 (in thousands):

Year ended December 31,
2023
Balance, beginning of year	$—
Issued in connection with Equity Offering	3,255
Change in fair value	(548)

Balance, end of year	$2,707

For the year ended December 31, 2023, the change in the fair value of the Common Stock Warrants for the period from December 13, 2023 (the date they were issued) to December 31, 2023 resulted from the change in price of the Company’s Class A common stock, remaining contractual term, and risk-free rate. The changes in fair value are included in the consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.
Term Loan Warrants
The Company determined the fair value of the Term Loan Warrants using a Black-Scholes option-pricing model and the quoted price of the Company’s Class A common stock. Volatility was based on the implied volatility derived from the average of the actual market activity of the Company’s peer group and the Company’s historical volatility. The expected life was based on the remaining contractual term of the Term Loan Warrants, and the risk-free interest rate was based on the implied yield available on U.S. treasury securities with a maturity equivalent to the Term Loan Warrants expected life. The significant unobservable input used in the fair value measurement of the Term Loan Warrants is the implied volatility. Significant changes in the implied volatility would result in a significantly higher or lower fair value measurement, respectively. See Note 11,
Debt
, for additional information regarding the Term Loan Warrants.
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Risk-free rate	3.8%	4.0%
Dividend yield rate	—	—
Volatility	74.5%	75.0%
Contractual term (in years)	5.60	6.61
Exercise price	$20.50	$92.50
The following table presents changes in the fair value of the Term Loan Warrants for the year ended December 31, 2023 and 2022 (in thousands):

	Year ended December 31,
	2023	2022
Balance, beginning of year	$1,226	$—
Issued in connection with Term Loan	—	5,236
Amended in connection with Second Amendment	802	—
Change in fair value	(1,636)	(4,010)

Balance, end of year	$392	$1,226

For the year ended December 31, 2023, the change in the balance of the Term Loan Warrants was due to the amendment of the Term Loan Warrants, which reduced the exercise price from $92.50 per share to $20.50 per share which resulted in an increase in the fair value of the Term Loan Warrants of $0.8 million as of the Second Amendment Effective Date (defined later) and the change in the fair value of the Term Loan Warrants. For the years ended December 31, 2023 and 2022 the changes in fair value of the Term Loan Warrants was due to the change in price of the Company’s Class A common stock, the remaining contractual term and the risk-free rate. The changes in fair value are included in the consolidated statements of operations as a component of change in fair value of warrant liabilities and in the consolidated balance sheets as other liabilities.
Fair Value on a
Non-recurring
Basis
Certain assets have been measured at fair value on a
non-recurring
basis, using significant unobservable inputs (Level 3). The following table presents the non-recurring
losses recognized for the year ended December 31, 2023 due to asset impairments, and the fair value and asset classification of the related assets as of the impairment date (in thousands):

	December 31, 2023
	Fair Value	Total Losses
Goodwill	$85,166	$(40,000)
Other investments	1,000	(4,000)
Intangible assets	—	(3,092)

Total	$86,166	$(47,092)